Group - Statement of Cash Flows - Parenthetical (Details) $ in Millions		7 Months Ended
	Jan. 18, 2022 USD ($) $ / $	Jul. 17, 2022	Jan. 18, 2022 $ / shares
Corvus Gold Corporation
Condensed Cash Flow Statement1 [Line Items]
Percentage of shares acquired	80.50%
Consideration paid per share (in CAD per share) | $ / shares			$ 4.10
Consideration paid	$ 460
Consideration transferred, net of cash	$ 95
Exchange rate (CAD per USD) | $ / $	1.26
Cash consideration	$ 365
Corvus Gold Corporation | Mineral properties and exploration rights
Condensed Cash Flow Statement1 [Line Items]
Intangible exploration and evaluation assets	450
Corvus Gold Corporation | Water rights
Condensed Cash Flow Statement1 [Line Items]
Intangible exploration and evaluation assets	10
Corvus Gold Corporation
Condensed Cash Flow Statement1 [Line Items]
Fair value of investment prior to acquisition	$ 80
Proportion of voting rights held in associate		19.50%